Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Common Stocks– 98.2%
Aerospace & Defense – 2.9%
Axon Enterprise Inc*	10,486	$2,086,609
General Dynamics Corp	10,597	2,341,619
Lockheed Martin Corp	10,771	4,404,908
Northrop Grumman Corp	4,837	2,129,199
Raytheon Technologies Corp	27,510	1,979,895
TransDigm Group Inc*	4,542	3,829,496
		16,771,726
Auto Components – 0.7%
Aptiv PLC*	19,351	1,907,815
BorgWarner Inc	46,838	1,890,850
		3,798,665
Automobiles – 1.3%
Tesla Inc*	30,061	7,521,863
Banks – 2.4%
Citigroup Inc	108,694	4,470,584
JPMorgan Chase & Co	25,516	3,700,330
Toronto-Dominion Bank	96,321	5,804,303
		13,975,217
Beverages – 2.6%
Coca-Cola Co	94,743	5,303,713
Constellation Brands Inc - Class A	7,760	1,950,321
Keurig Dr Pepper Inc	66,626	2,103,383
PepsiCo Inc	32,759	5,550,685
		14,908,102
Biotechnology – 3.1%
AbbVie Inc	41,558	6,194,635
Amgen Inc	10,592	2,846,706
BioMarin Pharmaceutical Inc*	44,808	3,964,612
Gilead Sciences Inc	29,012	2,174,159
Regeneron Pharmaceuticals Inc*	3,031	2,494,392
		17,674,504
Building Products – 1.7%
AO Smith Corp	30,094	1,990,116
Johnson Controls International PLC	74,138	3,944,883
Owens Corning	28,758	3,922,879
		9,857,878
Capital Markets – 4.3%
Ameriprise Financial Inc	6,924	2,282,704
BlackRock Inc	3,262	2,108,850
Cboe Global Markets Inc	14,692	2,295,037
Charles Schwab Corp	37,575	2,062,868
CME Group Inc	12,189	2,440,482
Interactive Brokers Group Inc	20,761	1,797,072
Intercontinental Exchange Inc	18,165	1,998,513
Moody's Corp	13,443	4,250,273
Nasdaq Inc	81,390	3,954,740
State Street Corp	28,643	1,917,935
		25,108,474
Chemicals – 2.7%
Corteva Inc	40,141	2,053,614
Dow Inc	36,968	1,906,070
DuPont de Nemours Inc	30,096	2,244,861
Eastman Chemical Co	48,926	3,753,603
FMC Corp	25,904	1,734,791
PPG Industries Inc	14,383	1,866,913
Sherwin-Williams Co	9,065	2,312,028
		15,871,880
Commercial Services & Supplies – 0.7%
Copart Inc	44,961	1,937,369
Waste Management Inc	13,444	2,049,403
		3,986,772
Communications Equipment – 1.6%
Cisco Systems Inc	56,487	3,036,741
Juniper Networks Inc	75,382	2,094,866
Motorola Solutions Inc	14,482	3,942,580
		9,074,187
Construction & Engineering – 0.4%
WillScot Mobile Mini Holdings Corp*	53,672	2,232,218

Shares		Value
Common Stocks– (continued)
Construction Materials – 0.3%
Vulcan Materials Co	8,977	$1,813,534
Consumer Finance – 0.4%
American Express Co	14,268	2,128,643
Containers & Packaging – 0.3%
International Paper Co	55,066	1,953,191
Distributors – 0.3%
Genuine Parts Co	12,650	1,826,407
Diversified Consumer Services – 0.4%
H&R Block Inc	54,364	2,340,914
Diversified Financial Services – 1.0%
Fiserv Inc*	20,695	2,337,707
Visa Inc	14,264	3,280,863
		5,618,570
Diversified Telecommunication Services – 0.4%
Verizon Communications Inc	71,385	2,313,588
Electric Utilities – 2.0%
American Electric Power Co Inc	36,025	2,709,801
Constellation Energy Corp	18,501	2,018,089
Duke Energy Corp	8,793	776,070
Exelon Corp	50,283	1,900,195
Southern Co	64,045	4,144,992
		11,549,147
Electrical Equipment – 0.4%
Emerson Electric Co	24,670	2,382,382
Entertainment – 1.2%
Electronic Arts Inc	16,637	2,003,095
Walt Disney Co*	63,112	5,115,228
		7,118,323
Food & Staples Retailing – 1.4%
BJ's Wholesale Club Holdings Inc*	32,822	2,342,506
Kroger Co	42,618	1,907,156
Sprouts Farmers Market Inc*	47,017	2,012,328
Sysco Corp	28,609	1,889,624
		8,151,614
Food Products – 3.9%
Archer-Daniels-Midland Co	29,393	2,216,820
General Mills Inc	60,323	3,860,069
Hershey Co	10,460	2,092,837
JM Smucker Co	13,224	1,625,362
Lamb Weston Holdings Inc	22,589	2,088,579
McCormick & Co Inc/MD	75,395	5,702,878
Mondelez International Inc	68,754	4,771,528
		22,358,073
Health Care Equipment & Supplies – 5.3%
Abbott Laboratories	28,817	2,790,926
Becton Dickinson and Co	8,924	2,307,122
Boston Scientific Corp*	40,016	2,112,845
Edwards Lifesciences Corp*	58,300	4,039,024
GE HealthCare Technologies Inc	28,651	1,949,414
Hologic Inc*	25,782	1,789,271
Intuitive Surgical Inc*	7,410	2,165,869
Medtronic PLC	60,631	4,751,045
Stryker Corp	17,317	4,732,217
Zimmer Biomet Holdings Inc	35,343	3,966,191
		30,603,924
Health Care Providers & Services – 3.8%
Anthem Inc	10,275	4,473,940
Humana Inc	9,002	4,379,653
Quest Diagnostics Inc	29,227	3,561,602
Tenet Healthcare Corp*	24,421	1,609,100
UnitedHealth Group Inc	15,513	7,821,499
		21,845,794
Health Care Real Estate Investment Trusts (REITs) – 1.1%
Omega Healthcare Investors Inc	115,648	3,834,888
Welltower Inc	28,795	2,358,886
		6,193,774
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings Inc*	759	2,340,718
Darden Restaurants Inc	12,506	1,791,109
Hilton Worldwide Holdings Inc	13,579	2,039,294
McDonald's Corp	10,992	2,895,732
Texas Roadhouse Inc	18,069	1,736,431

Shares		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
Yum! Brands Inc	33,332	$4,164,500
		14,967,784
Household Products – 3.4%
Church & Dwight Co Inc	63,008	5,773,423
Clorox Co	12,397	1,624,751
Colgate-Palmolive Co	32,052	2,279,218
Kimberly-Clark Corp	15,823	1,912,210
Procter & Gamble Co	43,125	6,290,212
Spectrum Brands Holdings Inc	22,866	1,791,551
		19,671,365
Independent Power and Renewable Electricity Producers – 0.1%
Vistra Energy Corp	25,037	830,728
Industrial Conglomerates – 1.7%
3M Co	23,072	2,160,001
General Electric Co	24,199	2,675,199
Honeywell International Inc	27,547	5,089,033
		9,924,233
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Prologis Inc	18,928	2,123,911
Information Technology Services – 1.2%
Accenture PLC	8,181	2,512,467
International Business Machines Corp	32,135	4,508,540
		7,021,007
Insurance – 3.4%
Aflac Inc	31,442	2,413,174
Allstate Corp	17,963	2,001,258
Aon PLC - Class A	6,314	2,047,125
Marsh & McLennan Cos Inc	36,127	6,874,968
Prudential Financial Inc	45,706	4,337,042
Travelers Cos Inc	12,448	2,032,883
		19,706,450
Interactive Media & Services – 3.7%
Alphabet Inc - Class A*	108,820	14,240,185
Meta Platforms Inc - Class A*	23,042	6,917,439
		21,157,624
Leisure Products – 0.4%
Polaris Inc	19,537	2,034,583
Life Sciences Tools & Services – 0.3%
Agilent Technologies Inc	16,625	1,859,008
Machinery – 2.4%
AGCO Corp	31,428	3,717,304
Caterpillar Inc	8,681	2,369,913
Middleby Corp*	15,400	1,971,200
Otis Worldwide Corp	23,619	1,896,842
Stanley Black & Decker Inc	24,371	2,036,928
Xylem Inc/NY	22,313	2,031,152
		14,023,339
Media – 1.0%
Fox Corp - Class A	71,469	2,229,833
Omnicom Group Inc	48,628	3,621,813
		5,851,646
Multiline Retail – 2.0%
Amazon.com Inc*	90,907	11,556,098
Multi-Utilities – 1.2%
Consolidated Edison Inc	30,685	2,624,488
Public Service Enterprise Group Inc	12,737	724,863
Sempra Energy	40,468	2,753,038
WEC Energy Group Inc	9,163	738,080
		6,840,469
Office Real Estate Investment Trusts (REITs) – 0.6%
Alexandria Real Estate Equities Inc	36,348	3,638,435
Oil, Gas & Consumable Fuels – 0.7%
ONEOK Inc	61,406	3,894,983
Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co	38,334	2,224,905
Johnson & Johnson	46,785	7,286,764
		9,511,669
Professional Services – 0.4%
Paychex Inc	19,230	2,217,796
Real Estate Management & Development – 0.3%
CoStar Group Inc*	24,399	1,876,039
Residential Real Estate Investment Trusts (REITs) – 0.6%
AvalonBay Communities Inc	10,973	1,884,503

Shares		Value
Common Stocks– (continued)
Residential Real Estate Investment Trusts (REITs)– (continued)
Invitation Homes Inc	57,448	$1,820,527
		3,705,030
Retail Real Estate Investment Trusts (REITs) – 0.7%
Realty Income Corp	35,998	1,797,740
Simon Property Group Inc	20,539	2,218,828
		4,016,568
Road & Rail – 1.0%
Canadian National Railway Co	16,580	1,796,111
Norfolk Southern Corp	11,609	2,286,160
Ryder System Inc	18,680	1,997,826
		6,080,097
Semiconductor & Semiconductor Equipment – 2.7%
Broadcom Inc	3,908	3,245,907
NVIDIA Corp	22,616	9,837,734
Texas Instruments Inc	15,121	2,404,390
		15,488,031
Software – 8.8%
Adobe Inc*	5,088	2,594,371
Autodesk Inc*	9,527	1,971,232
Check Point Software Technologies Ltd*	13,946	1,858,723
Dynatrace Inc*	40,420	1,888,827
Fortinet Inc*	33,797	1,983,208
Microsoft Corp	108,536	34,266,254
Oracle Corp	42,842	4,537,825
Synopsys Inc*	4,693	2,153,946
		51,254,386
Specialized Real Estate Investment Trusts (REITs) – 1.4%
Crown Castle International Corp	23,802	2,190,498
Equinix Inc	2,789	2,025,539
Lamar Advertising Co	45,273	3,778,937
		7,994,974
Specialty Retail – 1.0%
AutoZone Inc*	1,608	4,084,304
O'Reilly Automotive Inc*	2,199	1,998,583
		6,082,887
Technology Hardware, Storage & Peripherals – 6.0%
Apple Inc	178,384	30,541,125
Logitech International SA (REG)	31,765	2,189,879
NetApp Inc	29,318	2,224,650
		34,955,654
Textiles, Apparel & Luxury Goods – 0.3%
Skechers USA Inc*	37,273	1,824,513
Tobacco – 0.8%
Altria Group Inc	48,933	2,057,633
Philip Morris International Inc	25,908	2,398,563
		4,456,196
Water Utilities – 0.1%
American Water Works Co Inc	5,707	706,698
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc*	31,356	4,391,408
Total Common Stocks (cost $561,303,727)		568,642,973
Investment Companies– 1.8%
Exchange-Traded Funds (ETFs) – 1.6%
Schwab US Large-Cap	183,356	9,277,814
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£	1,014,533	1,014,837
Total Investment Companies (cost $10,516,298)		10,292,651
Total Investments (total cost $571,820,025) – 100.0%		578,935,624
Cash, Receivables and Other Assets, net of Liabilities – 0%		133,580
Net Assets – 100%		$579,069,204

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$567,286,608	98.0%
Canada	7,600,414	1.3
Switzerland	2,189,879	0.4
Israel	1,858,723	0.3

Total	$578,935,624	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$10,686	$-	$-	$1,014,837
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	4,557∆	-	-	-
Total Affiliated Investments - 0.2%	$15,243	$-	$-	$1,014,837

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	-	12,435,393	(11,420,556)	1,014,837
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	3,762,210	33,395,183	(37,157,393)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$568,642,973	$-	$-
Investment Companies	9,277,814	1,014,837	-
Total Assets	$577,920,787	$1,014,837	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70296 11-23